Income Taxes - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended				0 Months Ended			12 Months Ended															9 Months Ended	12 Months Ended								9 Months Ended	12 Months Ended			9 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jan. 31, 2013 Entity	Jan. 09, 2014 Subsequent Event [Member] USD ($)	Jan. 09, 2014 Subsequent Event [Member] RUB	Jan. 01, 2014 Subsequent Event [Member] Entity	Dec. 31, 2013 Russia Entities [Member]	Dec. 31, 2012 Russia Entities [Member]	Dec. 31, 2011 Russia Entities [Member]	Dec. 31, 2013 Switzerland [Member]	Dec. 31, 2012 Switzerland [Member]	Dec. 31, 2011 Switzerland [Member]	Dec. 31, 2013 Romania Entities [Member]	Dec. 31, 2012 Romania Entities [Member]	Dec. 31, 2011 Romania Entities [Member]	Dec. 31, 2013 Lithuania [Member]	Dec. 31, 2012 Lithuania [Member]	Dec. 31, 2011 Lithuania [Member]	Dec. 31, 2013 Kazakhstan [Member]	Dec. 31, 2012 Kazakhstan [Member]	Dec. 31, 2011 Kazakhstan [Member]	Dec. 31, 2011 Ukraine Entities [Member]	Dec. 31, 2013 Ukraine Entities [Member]	Dec. 31, 2012 Ukraine Entities [Member]	Dec. 31, 2010 Ukraine Entities [Member]	Dec. 31, 2013 USA [Member]	Dec. 31, 2012 USA [Member]	Dec. 31, 2011 USA [Member]	Dec. 31, 2010 USA [Member]	Dec. 31, 2009 USA [Member]	Dec. 31, 2013 United Kingdom [Member]	Dec. 31, 2012 United Kingdom [Member]	Dec. 31, 2011 United Kingdom [Member]	Dec. 31, 2010 United Kingdom [Member]	Dec. 31, 2014 United Kingdom [Member] Subsequent Event [Member]
Income Taxes [Line Items]
Consolidated subsidiaries for tax purpose				16			20
Percentage of income tax rate								20.00%	20.00%	20.00%	10.80%	10.80%	10.80%	16.00%	16.00%	16.00%	15.00%	15.00%	15.00%	20.00%	20.00%	20.00%
Percentage of the statutory income tax rate																							23.00%		21.00%	25.00%	39.55%	40.00%	40.50%	40.50%	40.50%		24.00%	24.00%	24.00%
Percentage of the statutory income tax rate, next year																								19.00%								23.00%
Percentage of the statutory income tax rate, year two																								16.00%												21.00%
Increase (decrease) income tax expense	$ (5,125)	$ (7,976)	$ (6,569)
Deferred tax liability unrecognized, foreign subsidiaries	2,868	3,667
Deferred tax liability unrecognized, domestic subsidiaries	51,369	74,410
Tax losses carry forward period	10 years
Deferred tax assets on net operating loss carry forwards for statutory income tax	833,061	682,864
Deferred tax asset valuation allowance	579,128	499,986
Unrecognized income tax benefit	78,332	20,202
Interest and penalties included in unrecognized tax benefits	13,789	3,499
Interest, penalties and claims of income tax rate	$ 10,468	$ 3,061			$ 118,120	3,600,000
Description of probability tax rate	Less than 10%